ACCUMULATED OTHER COMPREHENSIVE INCOME - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2018
Accumulated other comprehensive income - Beginning balance	$ 6,129,921	$ 4,521,480
Other comprehensive (loss) income before reclassifications	(2,933,839)	991,170
Amounts reclassified from Accumulated other comprehensive income	1,191,083	617,271
Other comprehensive (loss) income for the period	(1,742,756)	1,608,441
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 6,129,921	$ 4,521,480	$ 4,387,165